CAPITAL STOCK (Detail Textuals 3) (USD $)	9 Months Ended			0 Months Ended
	Jun. 30, 2014	Dec. 16, 2013 Crede CG III, Ltd	Jun. 30, 2014 Series B Warrants	Jun. 03, 2014 Private Placement	Jul. 08, 2014 Private Placement Subsequent Event	Jun. 03, 2014 Private Placement Minimum	Jun. 03, 2014 Private Placement Maximum	Jun. 30, 2014 Private Placement Series B Warrants Crede CG III, Ltd
Stockholders' Equity Note [Line Items]
Proceeds from issuance of private placement	$ 2,145,956			$ 2,145,956
Sale of common stock (in shares)				18,735,429	90,000
Share issued (Price per share)				$ 0.11454
Warrants issued to placement agent		18,823,073		18,735,429	90,000
Percentage of discount to weighted average closing price				5.00%
Share price			$ 0.12			$ 0.1155	$ 0.1245
Exercise price of warrants				0.13744				0.2431
Percentage of premium to purchase price				20.00%
Proceeds from issuance of common stock and warrants					$ 10,309
Adjusted exercise price of warrants								0.2349
Existing number of warrants								22,411,764
Number of warrants after adjusting exercise price								23,197,095
Adjusted exercise price of warrants after dilution								0.2343
Increased number of warrants after dilution of additional warrants								23,257,258